Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue
The following shows the disaggregation of revenue by service for the three and six months ended June 30, 2023 and June 30, 2022.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Fire suppression	$10,449,427	$11,682,263	$10,449,427	$11,682,263
Aerial surveillance	1,123,753	1,002,025	1,123,753	1,002,025
Other services	42,100	69,383	407,473	138,675

Total revenues	$11,615,280	$12,753,671	$11,980,653	$12,822,963

The following shows the disaggregation of revenue by type for the three and six months ended June 30, 2023 and June 30, 2022.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Flight revenue	$5,794,315	$6,417,520	$5,794,315	$6,417,520
Standby revenue	5,135,937	6,210,976	5,135,937	6,210,976
Other revenue	685,028	125,175	1,050,401	194,467

Total revenues	$11,615,280	$12,753,671	$11,980,653	$12,822,963

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule of Disaggregation of Revenue
The following shows the disaggregation of revenue by service for the years ended December 31, 2022 and 2021.

	For the years ended December 31,
	2022	2021
Fire suppression	$38,845,227	$30,442,001
Aerial surveillance	7,215,997	8,632,535
Other services	326,739	309,646

Total revenues	$46,387,963	$39,384,182

Schedule of Disaggregation of Revenue by Type
The following shows the disaggregation of revenue by type for the years ended December 31, 2022 and 2021.

	For the years ended December 31,
	2022	2021
Flight revenue	$25,105,027	$20,377,442
Standby revenue	20,772,018	18,550,067
Other revenue	510,918	456,673

Total revenues	$46,387,963	$39,384,182

Summary of depreciable lives by asset category	The table below summarizes depreciable lives by asset category:

Estimated useful life
Aircraft, engines and rotable parts	1,500 – 6,000 flight hours
Unmanned aerial vehicles	5 – 10 years
Vehicles and equipment	3 – 5 years
Buildings	40 years